Trade and other receivables (Details 1) - Third Parties [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables	$ 7,191	$ 6,346
Expected credit losses	(1,780)	(1,639)
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	5,265	4,513
Expected credit losses	(88)	(168)
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	66	213
Expected credit losses	(32)	(75)
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	46	63
Expected credit losses	(25)	(23)
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	129	30
Expected credit losses	(106)	(18)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,685	1,527
Expected credit losses	$ (1,529)	$ (1,355)